Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Loan to Hangzhou Shuige [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]		$ 107,872
Repayment from Hangzhou Shuige [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]		436,336
Sales to Hangzhou Shuige [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2]	185
Loan from Hangzhou Shuige [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	428,198
Repayment to Hangzhou Shuige [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	428,198
Repayment to Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	12,978
Loan to Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]		161,853
Sales to Baiming Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2]		3,184
Sales to Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[2]	10,203	34,708
Loan to Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	2,383	74,681
Repayment from Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1],[2]		98,490
Purchase from Hangzhou Qingniu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[4]		2,254
Loan to Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1]	92,885	628,294
Repayment from Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[1],[5]	1,287,844	2,011,267
Loan from Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	85,531	380,863
Repayment to Shuang Wu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]	85,531	364,329
Advance to Huiyu Chuanggu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[5]		782,654
Payment of equity transfer consideration on behalf of the Company [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[6]	8,100,000
Repayment to Huiyu Chuanggu for IPO costs paid on behalf of the Group [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[3]		1,033,517
Advance to Qijia Yu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[6]		2,074
Reimbursement from Huiyu Chuanggu [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[7]		492
Loan to EZGO [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[8]	3,000,000
Interest receivable from EZGO [Member]
Related Party Transactions - Schedule of Related Parties and Repayment from Related Parties [Line Items]
Nature of related parties	[8]	$ 22,500

[1]	These consisted of the Group’s interest-free loans, which are due on demand, to the related parties for their daily operations and repayment from the related parties.
[2]	These consisted of the receivables for selling medical consumables to the related parties and repayment from the related parties.
[3]	These consisted of the Group’s interest-free loans, which are due on demand, from the related parties for the Group’s daily operations or a portion of the IPO costs, including legal fees and accounting fees, and repayment to the related parties.
[4]	This consisted of the payable for purchase of materials from the related party.
[5]	These include: (i) repayments of borrowings from related parties for the Group’s daily operations; and (ii) prepayments for management services of financial administration, financial statement analysis, and financial planning advice.
[6]	This consisted of the equity transfer consideration paid by Shuang Wu on behalf of the Company.
[7]	This consisted of the advances, which are interest-free and due on demand, made to the related parties for the Group’s daily operational purposes, and repayment and reimbursement from the related parties.
[8]	These consisted of an interest-bearing loan to the related party and corresponding interests.